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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

September 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 68.9%
CONSUMER DISCRETIONARY 6.3%
Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A (a)(b)	133,021	$3,864,260
Hotels, Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	115,000	6,411,250
Media 2.6%
Comcast Corp., Class A	300,326	10,742,661
DIRECTV (a)	219,300	11,504,478
Discovery Communications, Inc., Class A (a)(b)	30,600	1,824,678
DISH Network Corp., Class A	212,800	6,513,808
McGraw-Hill Companies, Inc. (The)	34,300	1,872,437
Total		32,458,062
Multiline Retail 0.2%
Macy’s, Inc.	78,600	2,956,932
Specialty Retail 2.7%
GameStop Corp., Class A	22,900	480,900
Gap, Inc. (The)	19,900	712,022
Home Depot, Inc. (The) (b)	167,350	10,102,919
Ross Stores, Inc.	146,300	9,450,980
TJX Companies, Inc.	268,400	12,021,636
Total		32,768,457
TOTAL CONSUMER DISCRETIONARY		78,458,961
CONSUMER STAPLES 6.9%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	113,701	3,555,430
Food & Staples Retailing 2.3%
CVS Caremark Corp. (b)	47,100	2,280,582
Kroger Co. (The)	336,794	7,928,131
Safeway, Inc. (b)	91,700	1,475,453
Wal-Mart Stores, Inc.	229,029	16,902,340
Total		28,586,506
Food Products 1.3%
Campbell Soup Co. (b)	222,900	7,761,378
Hershey Co. (The)	22,900	1,623,381
Kellogg Co.	120,000	6,199,200
Total		15,583,959
Household Products 0.6%
Kimberly-Clark Corp.	14,800	1,269,544

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	90,000	$6,242,400
Total		7,511,944
Tobacco 2.4%
Lorillard, Inc.	61,364	7,145,838
Philip Morris International, Inc.	254,600	22,898,724
Total		30,044,562
TOTAL CONSUMER STAPLES		85,282,401
ENERGY 7.5%
Energy Equipment & Services 0.7%
National Oilwell Varco, Inc.	109,737	8,791,031
Oil, Gas & Consumable Fuels 6.8%
Apache Corp.	30,400	2,628,688
Chevron Corp. (c)	254,142	29,622,792
ConocoPhillips	325,958	18,638,278
Exxon Mobil Corp.	122,011	11,157,906
Marathon Oil Corp.	181,818	5,376,358
Royal Dutch Shell PLC, ADR	130,000	9,023,300
Tesoro Corp.	60,200	2,522,380
Valero Energy Corp.	186,461	5,907,085
Total		84,876,787
TOTAL ENERGY		93,667,818
FINANCIALS 10.7%
Capital Markets 1.9%
Ares Capital Corp.	350,000	5,999,000
BlackRock, Inc.	89,400	15,940,020
Franklin Resources, Inc.	4,708	588,830
State Street Corp.	35,200	1,476,992
Total		24,004,842
Commercial Banks 1.7%
Cullen/Frost Bankers, Inc.	102,000	5,857,860
Fifth Third Bancorp	200,700	3,112,857
Huntington Bancshares, Inc.	690,000	4,761,000
Wells Fargo & Co.	191,800	6,622,854
Total		20,354,571
Consumer Finance 1.1%
Discover Financial Services	306,096	12,161,194
SLM Corp.	54,000	848,880
Total		13,010,074

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 2.1%
JPMorgan Chase & Co.	613,757	$24,844,883
Moody’s Corp. (b)	37,500	1,656,375
Total		26,501,258
Insurance 2.9%
ACE Ltd.	81,000	6,123,600
Aflac, Inc.	161,231	7,719,740
Aon PLC	1,200	62,748
Lincoln National Corp.	24,900	602,331
MetLife, Inc.	343,800	11,847,348
Prudential Financial, Inc.	67,000	3,652,170
Travelers Companies, Inc. (The)	88,000	6,006,880
Total		36,014,817
Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	81,386	12,355,209
TOTAL FINANCIALS		132,240,771
HEALTH CARE 7.9%
Biotechnology 1.0%
Amgen, Inc.	148,300	12,504,656
Health Care Equipment & Supplies 0.1%
Boston Scientific Corp. (a)	205,800	1,181,292
Health Care Providers & Services 0.8%
Humana, Inc.	96,500	6,769,475
UnitedHealth Group, Inc.	63,356	3,510,556
Total		10,280,031
Pharmaceuticals 6.0%
Abbott Laboratories	61,729	4,232,140
Eli Lilly & Co.	248,748	11,793,143
Johnson & Johnson	134,000	9,233,940
Merck & Co., Inc.	506,900	22,861,190
Pfizer, Inc.	1,069,965	26,588,630
Total		74,709,043
TOTAL HEALTH CARE		98,675,022
INDUSTRIALS 7.5%
Aerospace & Defense 2.7%
Lockheed Martin Corp. (b)	94,023	8,779,868
Northrop Grumman Corp. (b)	134,800	8,954,764
Raytheon Co.	272,000	15,547,520
Total		33,282,152

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	70,541	$5,048,619
Commercial Services & Supplies 0.9%
Pitney Bowes, Inc. (b)	36,004	497,576
Republic Services, Inc.	212,500	5,845,875
RR Donnelley & Sons Co. (b)	409,697	4,342,788
Total		10,686,239
Industrial Conglomerates 0.8%
General Electric Co.	323,589	7,348,706
Tyco International Ltd.	52,323	2,943,692
Total		10,292,398
Machinery 1.9%
Illinois Tool Works, Inc.	143,800	8,551,786
Parker Hannifin Corp. (b)	108,600	9,076,788
Stanley Black & Decker, Inc.	85,000	6,481,250
Total		24,109,824
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	47,000	3,742,140
Road & Rail 0.5%
CSX Corp.	267,000	5,540,250
TOTAL INDUSTRIALS		92,701,622
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.2%
Cisco Systems, Inc.	755,400	14,420,586
Computers & Peripherals 4.2%
Apple, Inc.	69,600	46,441,296
Diebold, Inc.	180,000	6,067,800
Total		52,509,096
Internet Software & Services 0.6%
Google, Inc., Class A (a)	9,900	7,469,550
IT Services 2.1%
Automatic Data Processing, Inc.	105,000	6,159,300
International Business Machines Corp.	8,008	1,661,260
Mastercard, Inc., Class A	27,600	12,460,848
Visa, Inc., Class A	42,400	5,693,472
Total		25,974,880

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc. (a)	458,500	$1,545,145
Analog Devices, Inc.	150,000	5,878,500
Applied Materials, Inc.	132,600	1,480,479
Intel Corp.	265,539	6,022,424
KLA-Tencor Corp.	2,200	104,951
NVIDIA Corp. (a)	411,400	5,488,076
Total		20,519,575
Software 3.3%
Microsoft Corp.	887,277	26,423,109
Oracle Corp.	148,000	4,660,520
VMware, Inc., Class A (a)	108,000	10,447,920
Total		41,531,549
TOTAL INFORMATION TECHNOLOGY		162,425,236
MATERIALS 3.1%
Chemicals 2.4%
CF Industries Holdings, Inc.	53,232	11,830,280
Dow Chemical Co. (The)	205,000	5,936,800
Eastman Chemical Co.	36,100	2,058,061
EI du Pont de Nemours & Co.	110,000	5,529,700
PPG Industries, Inc.	39,400	4,524,696
Total		29,879,537
Containers & Packaging 0.6%
Packaging Corp. of America	190,000	6,897,000
Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.	43,789	1,733,168
TOTAL MATERIALS		38,509,705
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
AT&T, Inc.	322,894	12,173,104
Verizon Communications, Inc.	571,398	26,038,607
Total		38,211,711
TOTAL TELECOMMUNICATION SERVICES		38,211,711
UTILITIES 2.8%
Electric Utilities 0.3%
Entergy Corp. (b)	47,000	3,257,100

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.8%
AES Corp. (The) (a)	872,439	$9,570,656
Multi-Utilities 1.7%
CMS Energy Corp.	275,000	6,476,250
Public Service Enterprise Group, Inc. (b)	308,692	9,933,708
Sempra Energy	84,000	5,417,160
Total		21,827,118
TOTAL UTILITIES		34,654,874
Total Common Stocks (Cost: $737,106,950)		$854,828,121

Convertible Preferred Stocks 6.1%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.4%
Goodyear Tire & Rubber Co., (The), 5.875%	105,000	4,637,850
TOTAL CONSUMER DISCRETIONARY		4,637,850
CONSUMER STAPLES 0.5%
Food Products 0.5%
Bunge Ltd., 4.875%	58,000	5,656,740
TOTAL CONSUMER STAPLES		5,656,740
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Apache Corp., 6.000%	48,000	2,335,200
Chesapeake Energy Corp., 5.750% (d)	6,800	6,281,500
Total		8,616,700
TOTAL ENERGY		8,616,700
FINANCIALS 2.5%
Commercial Banks 0.5%
Wells Fargo & Co., 7.500%	5,000	6,190,000
Diversified Financial Services 1.0%
Bank of America Corp., 7.250%	6,200	6,758,000
Citigroup, Inc., 7.500%	64,500	6,255,210
Total		13,013,210

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate Equities, Inc., 7.000%	231,000	$6,280,312
Health Care REIT, Inc., 6.500%	109,000	6,008,080
Total		12,288,392
TOTAL FINANCIALS		31,491,602
INDUSTRIALS 1.0%
Aerospace & Defense 0.5%
United Technologies Corp., 7.500% (a)	113,500	6,367,350
Professional Services 0.5%
Nielsen Holdings NV, 6.250%	115,000	6,434,825
TOTAL INDUSTRIALS		12,802,175
UTILITIES 1.0%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.599% (a)	111,000	5,696,520
PPL Corp., 8.750%	110,000	6,017,000
Total		11,713,520
TOTAL UTILITIES		11,713,520
Total Convertible Preferred Stocks (Cost: $69,686,135)		$74,918,587

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.6%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (d)
04/01/18	11.000%	2,600,000	$2,587,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,529,000	3,811,320
Total			6,398,320
Automotive 1.1%
Allison Transmission, Inc. (d)
05/15/19	7.125%	5,300,000	5,697,500
Visteon Corp.
04/15/19	6.750%	7,500,000	7,875,000
TOTAL AUTOMOTIVE			13,572,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 0.5%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$5,600,000	$6,384,000
Construction Machinery 0.9%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	5,300,000	5,909,500
UR Merger Sub Corp.
09/15/20	8.375%	5,000,000	5,350,000
TOTAL CONSTRUCTION MACHINERY			11,259,500
Diversified Manufacturing 0.2%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,911,000	2,130,765
TOTAL DIVERSIFIED MANUFACTURING			2,130,765
Electric 0.5%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	5,300,000	6,042,000
Food and Beverage 0.4%
Cott Beverages, Inc.
11/15/17	8.375%	4,700,000	5,152,375
Health Care 0.7%
HCA, Inc. Senior Secured
03/15/22	5.875%	5,713,000	6,191,464
Rural/Metro Corp. Senior Unsecured (d)
07/15/19	10.125%	2,800,000	2,835,000
Total			9,026,464
Independent Energy 1.2%
Comstock Resources, Inc.
06/15/20	9.500%	1,206,000	1,296,450
Goodrich Petroleum Corp.
03/15/19	8.875%	7,999,000	7,739,032
Laredo Petroleum, Inc.
02/15/19	9.500%	5,154,000	5,836,905
TOTAL INDEPENDENT ENERGY			14,872,387

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 0.5%
AMC Networks, Inc.
07/15/21	7.750%	$5,100,000	$5,763,000
Metals 0.7%
Alpha Natural Resources, Inc. (e)
04/15/18	9.750%	6,100,000	6,036,499
Molycorp, Inc. Senior Secured (d)
06/01/20	10.000%	3,000,000	2,970,000
TOTAL METALS			9,006,499
Non-Captive Diversified 0.5%
International Lease Finance Corp. Senior Unsecured
08/15/22	5.875%	5,700,000	5,888,385
TOTAL NON-CAPTIVE DIVERSIFIED			5,888,385
Pharmaceuticals 0.4%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (d)
12/01/19	9.500%	4,900,000	5,500,250
TOTAL PHARMACEUTICALS			5,500,250
Retailers 1.5%
99 Cents Only Stores (d)
12/15/19	11.000%	2,700,000	3,037,500
J. Crew Group, Inc.
03/01/19	8.125%	2,600,000	2,723,500
Michaels Stores, Inc.
11/01/18	7.750%	5,100,000	5,469,750
Penske Automotive Group, Inc. (d)
10/01/22	5.750%	1,030,000	1,055,750
Rite Aid Corp.
03/15/20	9.250%	4,300,000	4,407,500
Senior Unsecured
02/15/27	7.700%	1,860,000	1,553,100
Total			18,247,100
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	3,800,000	4,341,500
Wireless 0.9%
Sprint Nextel Corp. (d)
11/15/18	9.000%	7,300,000	8,741,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Wind Acquisition Finance SA Secured (d)
07/15/17	11.750%	$2,700,000	$2,544,750
Total			11,286,500
Wirelines 0.7%
Level 3 Financing, Inc. (d)
06/01/20	7.000%	2,850,000	2,878,500
Qwest Corp. Senior Unsecured
12/01/21	6.750%	5,000,000	6,008,620
Total			8,887,120
Total Corporate Bonds & Notes (Cost: $135,878,158)			$143,758,665

Convertible Bonds 11.2%
Airlines 0.2%
United Continental Holdings, Inc.
06/30/21	4.500%	3,071,000	2,914,010
Automotive 0.5%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	6,700,000	5,942,063
Building Materials 0.5%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	6,500,000	6,439,063
Gaming 0.7%
MGM Resorts International
04/15/15	4.250%	8,200,000	8,522,875
Health Care 1.7%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	3,000,000	2,833,125
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	2,800,000	3,410,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
Insulet Corp. Senior Unsecured
06/15/16	3.750%	$2,700,000	$3,017,979
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	6,000,000	5,754,000
Omnicare, Inc.
04/01/42	3.750%	5,920,000	5,784,195
Total			20,800,049
Home Construction 0.5%
Lennar Corp. (d)
11/15/21	3.250%	3,660,000	6,034,425
Independent Energy 0.3%
Endeavour International Corp.
07/15/16	5.500%	3,450,000	3,258,094
Media Non-Cable 0.5%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	6,800,000	6,400,500
Metals 0.4%
Jaguar Mining, Inc. Senior Unsecured (d)
11/01/14	4.500%	3,200,000	1,806,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	5,100,000	1,948,786
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	1,753,000	1,221,140
Total			4,975,926
Non-Captive Consumer 0.4%
DFC Global Corp. Senior Unsecured (d)
04/15/17	3.250%	4,107,000	4,368,821

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Non-Captive Diversified 0.3%
Air Lease Corp.
Senior Unsecured (d)
12/01/18	3.875%	$2,800,000	$2,864,204
Other Financial Institutions 0.5%
Forest City Enterprises, Inc.
Senior Unsecured
08/15/18	4.250%	5,700,000	5,996,400
Other Industry 0.2%
WESCO International, Inc.
09/15/29	6.000%	1,430,000	3,064,669
Pharmaceuticals 1.5%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	14,500,000	9,633,800
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	3,700,000	4,978,812
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	3,500,000	4,495,313
Total			19,107,925
Railroads 0.5%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	7,000,000	6,321,875
Technology 1.9%
Ciena Corp. Senior Unsecured (d)
10/15/18	3.750%	5,150,000	5,396,376
Ixia Senior Notes
12/15/15	3.000%	2,700,000	3,152,250
Mentor Graphics Corp.
04/01/31	4.000%	5,500,000	6,180,625
Nuance Communications, Inc. Senior Unsecured (d)
11/01/31	2.750%	5,200,000	6,000,800
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	2,000,000	235,000

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
TiVo, Inc. Senior Unsecured (d)
03/15/16	4.000%	$2,700,000	$3,344,625
Total			24,309,676
Transportation Services 0.6%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	5,700,000	4,709,625
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,900,000	2,902,378
Total			7,612,003
Total Convertible Bonds (Cost: $130,711,251)			$138,932,578

Issuer	Shares	Value

Limited Partnerships —%
FINANCIALS —%
Capital Markets —%
WCAS Capital Partners II LP (a)(f)(g)(h)	4,292,803	$413,676
TOTAL FINANCIALS		413,676
Total Limited Partnerships (Cost: $2,686,507)		$413,676

	Shares	Value

Money Market Funds 1.6%
JPMorgan Prime Money Market Fund, 0.010% (i)	20,410,267	$20,410,267
Total Money Market Funds (Cost: $20,410,267)		$20,410,267

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.5%
Asset-Backed Commercial Paper 0.3%
Kells Funding LLC
11/26/12	0.330%	999,175	$999,175
Surrey Funding Corp.
10/03/12	0.290%	2,998,502	2,998,502
Total			3,997,677

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 1.5%
DZ Bank AG
11/23/12	0.360%	$1,998,162	$1,998,162
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	5,000,000	5,000,000
National Bank of Canada
11/09/12	0.288%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	5,000,000	5,000,000
Union Bank of Switzerland
10/10/12	0.350%	2,000,000	2,000,000
Total			18,998,162
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/01/12	0.430%	2,000,000	2,000,000
Repurchase Agreements 2.5%
Barclays Capital, Inc. dated 09/28/12, matures 10/01/12, repurchase price $5,046,074 (j)
	0.200%	5,045,990	5,045,990
Mizuho Securities USA, Inc. dated 09/28/12, matures 10/01/12, repurchase price $10,000,250 (j)
	0.300%	10,000,000	10,000,000
Pershing LLC dated 09/28/12, matures 10/01/12, repurchase price $1,000,021 (j)
	0.250%	1,000,000	1,000,000
RBS Securities, Inc. dated 09/28/12, matures 10/01/12, repurchase price $15,000,338 (j)
	0.270%	15,000,000	15,000,000
Total			31,045,990
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $56,041,829)			$56,041,829
Total Investments (Cost: $1,152,521,097) (k)			$1,289,303,723(l)(m)
Other Assets & Liabilities, Net			(48,978,222)
Net Assets			$1,240,325,501

Investments in Derivatives Futures Contracts Outstanding at September 30, 2012

	Number of Contracts	Notional		Unrealized	Unrealized
Contract Description	Long (Short)	Market Value($)	Expiration Date	Appreciation ($)	Depreciation ($)
S&P 500 Index	3	1,075,650	Dec. 2012	2,540	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2012, security was partially or fully on loan.
(c)

At September 30, 2012, investments in securities included securities valued at $186,496 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the value of these securities amounted to $73,944,751 or 5.96% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2012 was $413,676, representing 0.03% of net assets. Information concerning such security holdings at September 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
WCAS Capital Partners II LP	12-11-90 – 03-24-98	2,686,507

(g)	At September 30, 2012, there was no capital committed to the LLC or LP for future investment.
(h)

At September 30, 2012, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at September 30, 2012, were as follows:

Security Description	Acquisition Dates	Cost ($)	Value ($)
WCAS Capital Partners II LP	12-11-90 – 03-24-98	2,686,507	413,676

(i)	The rate shown is the seven-day current annualized yield at September 30, 2012.
(j)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital, Inc. (0.200%)

Security Description	Value ($)
United States Treasury Note/Bond	5,146,910
Total Market Value of Collateral Securities	5,146,910

Mizuho Securities USA, Inc. (0.300%)

Security Description	Value ($)

Fannie Mae REMICS	1,083,938
Federal Farm Credit Banks	523,985
Freddie Mac REMICS	1,539,402
Ginnie Mae I Pool	5,448
United States Treasury Note/Bond	7,047,227
Total Market Value of Collateral Securities	10,200,000

Pershing LLC (0.250%)

Security Description	Value ($)

Fannie Mae Pool	130,763
Fannie Mae REMICS	202,657
Federal Home Loan Banks	37,612
Freddie Mac Gold Pool	94,202
Freddie Mac Non Gold Pool	42,185
Freddie Mac REMICS	69,061
Ginnie Mae I Pool	79,849
Ginnie Mae II Pool	130,549
Government National Mortgage Association	233,122
Total Market Value of Collateral Securities	1,020,000

RBS Securities, Inc. (0.270%)

Security Description	Value ($)

United States Treasury Note/Bond	15,300,115
Total Market Value of Collateral Securities	15,300,115

(k)

At September 30, 2012, the cost of securities for federal income tax purposes was approximately $1,152,521,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$161,523,000
Unrealized Depreciation	(24,740,000)
Net Unrealized Appreciation	$136,783,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	3,550,359	36,308,005	(39,858,364)	—	—	3,239	—

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,458,961	—	—	78,458,961
Consumer Staples	85,282,401	—	—	85,282,401
Energy	93,667,818	—	—	93,667,818
Financials	132,240,771	—	—	132,240,771
Health Care	98,675,022	—	—	98,675,022
Industrials	92,701,622	—	—	92,701,622
Information Technology	162,425,236	—	—	162,425,236
Materials	38,509,705	—	—	38,509,705
Telecommunication Services	38,211,711	—	—	38,211,711
Utilities	34,654,874	—	—	34,654,874
Convertible Preferred Stocks
Consumer Discretionary	4,637,850	—	—	4,637,850
Consumer Staples	—	5,656,740	—	5,656,740
Energy	2,335,200	6,281,500	—	8,616,700
Financials	25,211,289	6,280,313	—	31,491,602
Industrials	6,367,350	6,434,825	—	12,802,175
Utilities	6,017,000	5,696,520	—	11,713,520
Total Equity Securities	899,396,810	30,349,898	—	929,746,708

Bonds
Corporate Bonds & Notes	—	143,758,665	—	143,758,665
Convertible Bonds	—	138,932,578	—	138,932,578
Total Bonds	—	282,691,243	—	282,691,243

Other
Limited Partnerships	—	—	413,676	413,676
Money Market Funds	20,410,267	—	—	20,410,267
Investments of Cash Collateral Received for Securities on Loan	—	56,041,829	—	56,041,829
Total Other	20,410,267	56,041,829	413,676	76,865,772

Investments in Securities	919,807,077	369,082,970	413,676	1,289,303,723
Derivatives
Assets
Futures Contracts	2,540	—	—	2,540
Total	919,809,617	369,082,970	413,676	1,289,306,263

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, September 30, 2012.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, September 30, 2012.

Transfers In ($)		Transfers Out ($)
Level 1	Level 2	Level 1	Level 2
33,167,042	3,598,500	3,598,500	33,167,042

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Limited
Partnership ($)
Balance as of December 31, 2011	412,516
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	1,160
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2012	413,676

(a)Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2012 was $1,160.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Limited Partnership Securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 20, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2012